Goodwill and Other Intangible Assets - Major Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Accumulated amortization	$ (159,588,928)	$ (82,493,149)
Impairment	(17,903,208)	(72,520,279)
Net carrying amount, finite-lived	406,689,723
Gross carrying amount	667,881,859	740,402,138
Net carrying amount	490,389,723	585,388,710	$ 701,289,912
Fully impaired intangible assets	6,156,564	3,786,772
IPR&D
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Reclassifications		(264,100,000)
Impairment	(7,600,000)	(56,625,436)
Gross carrying amount, Indefinite-lived	91,300,000	412,025,436
Indefinite-lived intangible assets	83,700,000	91,300,000
Net carrying amount	83,700,000	91,300,000	412,025,436
Distribution Rights
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Gross carrying amount, finite-lived	98,433,377	98,433,377
Accumulated amortization	(17,229,374)	(9,890,282)
Net carrying amount, finite-lived	81,204,003	88,543,095
Net carrying amount	$ 81,204,003	$ 88,543,095	95,741,106
Weighted average remaining amortization period (Years)	12 years	13 years
Product Rights
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Gross carrying amount, finite-lived	$ 326,530,149	$ 69,558,325
Accumulated amortization	(109,056,754)	(49,902,094)
Reclassifications		264,100,000
Impairment		(7,128,176)
Net carrying amount, finite-lived	217,473,395	276,628,055
Net carrying amount	$ 217,473,395	$ 276,628,055	44,091,974
Weighted average remaining amortization period (Years)	4 years	5 years 4 months 24 days
Product Rights | IPR&D
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Reclassifications	$ 0
Tradenames
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Gross carrying amount, finite-lived	13,485,000	$ 13,485,000
Accumulated amortization	(2,329,284)	(1,623,368)
Net carrying amount, finite-lived	11,155,716	11,861,632
Net carrying amount	$ 11,155,716	$ 11,861,632	12,759,363
Weighted average remaining amortization period (Years)	16 years	17 years 1 month 6 days
Developed Technology
Schedule of major categories of the Company's intangible assets and the weighted average remaining amortization period
Gross carrying amount, finite-lived	$ 138,133,333	$ 146,900,000
Accumulated amortization	(30,973,516)	(21,077,405)
Impairment	(10,303,208)	(8,766,667)
Net carrying amount, finite-lived	96,856,609	117,055,928
Net carrying amount	$ 96,856,609	$ 117,055,928	$ 136,672,033
Weighted average remaining amortization period (Years)	12 years 7 months 6 days	13 years 1 month 6 days